Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information
Entity Registrant Name	GUIDED THERAPEUTICS INC
Entity Central Index Key	0000924515
Document Type	S-1
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 1,128	$ 3,268	$ 230
Accounts receivable, net of allowance for doubtful accounts of $38 at September 30,2011; December 31, 2010 and $41 at December 31, 2009	124	85	132
Other current assets	36	30	48
Total current assets	1,288	3,383	410
Property and equipment, net	283	37	4
Deferred debt issuance costs, net	0	0	101
Capitalized cost of internally developed software for internal use	483	299	113
Other Assets	785	200	161
Total noncurrent assets	1,551	536	379
Total assets	2,839	3,919	789
Liabilities
Current portion of long-term debt	25	25	74
Notes payable	126	0	0
Notes payable - past due	353	614	438
Accounts payable	1,136	915	1,158
Accrued liabilities	731	885	831
Deferred revenue	371	332	250
Dividends payable – Series A	0	0	1,824
Convertible notes payable, including accrued interest and net of debt discount and unfunded subscriptions of $1.0 million at December 31, 2009, to former related party debt holders	0	0	8,189
Total current liabilities	2,742	2,771	12,764
Long-term debt payable, less current portion	11	31	0
Warrants	2,250	0	0
Total Liabilities	5,003	2,802	12,764
Stockholders' Equity
Series A convertible preferred stock, $.001 par value; 5,000 shares authorized, 0 and 243 shares issued and outstanding as of December 31, 2010 and 2009, respectively (liquidation preference $5,599 as of December 31, 2009)	0	0	1,962
Common stock, $.001 Par value; 100,000 shares authorized, 48,491 and 47,299 shares issued and outstanding as of September 30, 2011 and December 31, 2010, respectively	49	47	20
Additional paid-in capital	80,115	79,515	61,642
Treasury stock, at cost	(104)	(104)	(104)
Accumulated deficit	(82,328)	(78,445)	(75,599)
Total Guided Therapeutics stockholders' equity (deficit)	(2,268)	1,117	(11,975)
Non-controlling interest	104	104	104
Total stockholders' equity	(2,164)	1,117	(11,975)
Total liabilities and stockholders' equity	$ 2,839	$ 3,919	$ 789

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 38	$ 38	$ 41
Stockholders' deficit:
Convertible Preferred stock, par value			$ 0.001
Convertible Preferred stock, Authorized			500
Convertible Preferred stock, Issued			243
Convertible Preferred stock, outstanding			243
Convertible Preferred StockLiquidation Preference			$ 5,559
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	100,000	100,000	100,000
Common stock, Issued	48,861	47,299	19,961
Common stock, outstanding	48,861	47,299	19,961

Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue
Service revenue	$ 1,021	$ 676	$ 2,701	$ 2,302	$ 3,364	$ 1,550
Costs and Expenses
Research and development	709	509	2,024	1,406	1,805	1,409
Sales and marketing	80	21	200	99	131	63
General and administrative	2,881	751	4,351	2,030	3,049	1,938
Total costs and expenses	3,670	1,281	6,575	3,535	4,985	3,410
Operating loss	(2,649)	(605)	(3,874)	(1,233)	(1,621)	(1,860)
Other income	9	0	53	0	2	32
Loss from extinguishment of debt, net	0	0	0	0	0	(401)
Interest expense	(21)	(30)	(62)	(1,333)	(1,227)	(3,983)
Loss from operations	(2,661)	(635)	(3,883)	(2,566)	(2,846)	(6,212)
Provision for income taxes	0	0	0	0	0	0
Net loss	(2,661)	(635)	(3,883)	(2,566)	(2,846)	(6,212)
Preferred stock dividends	0	0	0	(1,700)	(1,700)	(223)
Net loss attributable to common stockholders	$ (2,661)	$ (635)	$ (3,883)	$ (4,266)	$ (4,546)	$ (6,435)
Basic and diluted net loss per share attributable to common stockholders	$ (0.05)	$ (0.01)	$ (0.08)	$ (0.12)	$ (0.12)	$ (0.38)
Weighted average shares outstanding	48,813	44,783	48,379	35,784	38,596	16,828

Consolidated Statements of Shareholders Equity (Deficit) (USD $) In Thousands, except Share data	Preferred Stock Series A	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance - Amount at Dec. 31, 2008	$ 3,069	$ 16	$ 58,784	$ (104)	$ (69,408)		$ (7,643)
Beginning Balance - Shares at Dec. 31, 2008	336	15,577
Dividends on preferred stock			(223)				(223)
Conversion of convertible notes into common stock, Shares		1,592
Conversion of convertible notes into common stock, Amount		1	1,042				1,043
Conversion of preferred stock and accrued dividends into common stock, Shares	(93)	2,746
Conversion of preferred stock and accrued dividends into common stock, Amount	(1,107)	3	1,104				0
Stock-based compensation expense			407		21		428
Warrants issued in modification of debt			907				907
Loss on extinguishment of debt owed to related parties			(379)				(379)
Net loss					(6,212)		(6,212)
Investment in common stock of subsidiary						104	104
Ending Balance, Amount at Dec. 31, 2009	1,962	20	61,642	(104)	(75,599)	104	(11,975)
Ending Balance, Shares at Dec. 31, 2009	243	19,915
Conversion of convertible notes into common stock, Shares		14,528
Conversion of convertible notes into common stock, Amount		14	9,319				9,333
Conversion of preferred stock and accrued dividends into common stock, Shares	(243)	8,084
Conversion of preferred stock and accrued dividends into common stock, Amount	(1,962)	8	3,778				1,824
Issuance of common stock, Shares		3,772
Issuance of common stock, Amount		4	3,051				3,055
Exercise of warrants/options, Shares		899
Exercise of warrants/options, Amount		1	477				478
Conversion of accrued compensation into common stock, Shares		101
Conversion of accrued compensation into common stock, Amount			90				90
Stock-based compensation expense			1,158				1,158
Net loss					(2,846)		(2,846)
Ending Balance, Amount at Dec. 31, 2010	$ 0	$ 47	$ 79,515	$ (104)	$ (78,445)	$ 104	$ 1,117
Ending Balance, Shares at Dec. 31, 2010	0	47,299

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net loss	$ (3,883)	$ (2,566)	$ (2,846)	$ (6,212)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt expense	0	0	3	16
Depreciation and amortization	18	4	7	7
Amortization and accretion of deferred financing costs, notes and warrants	0	1,095	1,095	3,077
Stock based compensation	347	934	0	0
Issuance of warrants in connection with settlement of claim	2,285	0	0	0
Issuance of options and warrants for services and debt	0	0	1,158	428
Loss of extinguishment of debt	0	0	0	401
Conversion of interest to principal	0	0	230	856
Changes in operating assets and liabilities
Accounts receivable	(39)	14	47	16
Other assets	(585)	27	18	(2)
Accounts payable	220	(160)	(243)	(179)
Deferred revenue	39	93	82	83
Accrued liabilities	(156)	241	141	89
Other current assets	(10)	35	(39)	0
Total adjustments	2,119	2,283	2,499	4,792
Net cash (used in) provided by operations	(1,764)	(283)	(347)	(1,420)
Cash flows from investing activities
Additions to capitalized software	(184)	(135)	(186)	90
Deposit paid on long-term assets	0	0	0	(110)
Additions to fixed assets	(264)	(27)	(40)	0
Net cash (used in) investing activities	(448)	(162)	(226)	(200)
Cash flows from financing activities
Proceeds from issuance of common stock	0	3,013	3,055	0
Proceeds from issuance of convertible notes payable to former debt holders - related parties	0	101	101	1,370
Proceeds from third party investment in subsidiary	0	0	0	104
Proceeds from subscription receivable	0	0	0	335
Proceeds from exercise of options and warrants	245	0	478	0
Payments on notes and loans payable	(173)	(14)	(23)	(27)
Net cash provided by financing activities	72	3,100	3,611	1,782
Net change in cash and cash equivalents	(2,141)	2,655	3,038	162
Cash and cash equivalents, beginning of period	3,268	230	230	68
Cash and cash equivalents, end of period	1,128	2,885	3,268	230
Supplemental Schedule Of:
Cash paid for Interest	2	7	253	1,233
Noncash investing and financing activities:
Reclassification of preferred stock into common stock and warrants to purchase common stock	0	1,962	1,962	1,104
Dividends payable in the form of preferred stock converted into common stock	0	1,824	1,824	0
Conversion of notes payable into common stock	27	9,346	9,333	1,075
Conversion of 2008 convertible notes and 2009 bridge loans to 2007 convertible notes	0	0	0	4,027
Conversion of accrued compensation to debt	0	0	90	0
Deemed dividends in the form of preferred stock and redeemable convertible preferred stock	0	1,700	0	223
Disposal of property and equipment	0	0	0	32
Deemed dividends in the form of warrants	$ 0	$ 0	$ 1,700	$ 0

Basis Of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Basis Of Presentation

1.   BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements included herein have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) for interim financial reporting and with the instructions to Form 10-Q and Article 10 of Regulation S-X by Guided Therapeutics, Inc. (formerly SpectRx, Inc.), together with its majority owned subsidiary Interscan, Inc., (“Interscan”) (formerly Guided Therapeutics, Inc.), collectively referred to herein as the “Company.” Accordingly, they do not include all information and footnotes required by GAAP for complete financial statements. These statements reflect adjustments, all of which are of a normal, recurring nature, and which are, in the opinion of management, necessary to present fairly the Company’s financial position as of September 30, 2011 and December 31, 2010, results of operations for the three and nine months ended September 30, 2011 and 2010, and cash flows for the nine months ended September 30, 2011 and 2010. The results of operations for the nine months ended September 30, 2011 are not necessarily indicative of the results for a full fiscal year. Preparing financial statements requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosure of contingent assets and liabilities. Actual results could differ from those estimates. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s annual report on Form 10-K for the year ended December 31, 2010.

The Company's prospects must be considered in light of the substantial risks, expenses and difficulties encountered by entrants into the medical device industry. This industry is characterized by an increasing number of participants, intense competition and a high failure rate. The Company has experienced net losses since its inception and, as of September 30, 2011, it had an accumulated deficit of approximately $82.3 million. Through September 30, 2011, the Company has devoted substantial resources to research and development efforts. The Company does not have significant experience in manufacturing, marketing or selling its products. The Company's development efforts may not result in commercially viable products and it may not be successful in introducing its products. Moreover, required regulatory clearances or approvals may not be obtained. The Company's products may not ever gain market acceptance and the Company may not ever achieve levels of revenue to sustain further development costs and support ongoing operations or achieve profitability. The development and commercialization of the Company's products will require substantial development, regulatory, sales and marketing, manufacturing and other expenditures. The Company expects operating losses to continue through the foreseeable future as it continues to expend substantial resources to complete development of its products, obtain regulatory clearances or approvals and conduct further research and development.

Going Concern

The Company's financial statements have been prepared and presented on a basis assuming it will continue as a going concern.  The factors below raise substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern. Notwithstanding the foregoing, the Company believes it has made progress in stabilizing its financial situation by execution of multiyear contracts from Konica Minolta Optical, Inc. (“Konica Minolta”) and grants from the National Cancer Institute (“NCI”), while at the same time simplifying its capital structure and significantly reducing debt.

At September 30, 2011, the Company had negative working capital of approximately $1.4 million and stockholders’ deficit of approximately $2.2 million, primarily due to the conversion of its then-outstanding convertible notes to common shares in the amount of $9.3 million in February 2010, along with the proceeds from a September 2010 private placement of $3.0 million. As of September 30, 2011, the Company was past due on payments due under its notes payable in the amount of approximately $353,000.

The Company’s capital-raising efforts are ongoing. If sufficient capital cannot be raised during the first quarter of 2012, the Company has plans to curtail operations by reducing discretionary spending and staffing levels, and attempting to operate by only pursuing activities for which it has external financial support, such as under the Konica Minolta development agreement (see below) and additional NCI or other grant funding. However, there can be no assurance that such external financial support will be sufficient to maintain even limited operations or that the Company will be able to raise additional funds on acceptable terms, or at all. In such a case, the Company might be required to enter into unfavorable agreements or, if that is not possible, be unable to continue operations, and to the extent practicable, liquidate and/or file for bankruptcy protection.

The Company anticipates receiving approximately $2.5 million from Konica Minolta in 2011, as well as additional federal grants, which could bring in an additional $750,000. As of November 10, the Company has approximately $2.2 million of the $2.5 million from Konica Minolta. The Company also has outstanding warrants to purchase 28.9 million shares of its common stock, with an exercise price of $0.65 per share. So far in 2011, warrant exercises have generated approximately $175,000. Assuming exercise of the remaining warrants, the Company would receive a total of approximately $18.8 million in cash. Management intends to seek additional funds through debt or equity financings and collaborative partnerships. Management believes that such financing, along with funds from government contracts and grants, including matching-grant funding, if available, and other strategic partnerships will be sufficient to support planned operations through the first quarter of 2012. Assuming the Company receives FDA approval for its LuViva™ (formerly LightTouch) cervical cancer detection device in 2011, the Company currently anticipates a midyear 2012 product launch.

1. Organization, Background, and Basis of Presentation

Guided Therapeutics, Inc. (formerly SpectRx, Inc.), together with its wholly owned subsidiary, InterScan, Inc. (formerly Guided Therapeutics, Inc.), collectively referred to herein as the “Company”, is a medical technology company developing and providing products for the non-invasive cervical cancer detection markets in the United States and internationally. The Company uses its technologies to develop non-invasive diagnostic devices such as its cervical cancer detection product. The Company’s products in development are based upon its proprietary biophotonic technologies.

Basis of Presentation

All information and footnote disclosures included in financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

The Company’s prospects must be considered in light of the substantial risks, expenses and difficulties encountered by entrants into the medical device industry. This industry is characterized by an increasing number of participants, intense competition and a high failure rate. The Company has experienced net losses since its inception and, as of December 31, 2010, it had an accumulated deficit of approximately $78.4 million. Through December 31, 2010, the Company has devoted substantial resources to research and development efforts. The Company first generated revenue from product sales in 1998, but does not have significant experience in manufacturing, marketing or selling its products. The Company’s development efforts may not result in commercially viable products and it may not be successful in introducing its products. Moreover, required regulatory clearances or approvals may not be obtained. The Company’s products may not ever gain market acceptance and the Company may not ever achieve levels of revenue to sustain further development costs and support ongoing operations or achieve profitability. The development and commercialization of the Company’s products will require substantial development, regulatory, sales and marketing, manufacturing and other expenditures. The Company expects operating losses to continue through the foreseeable future as it continues to expend substantial resources to complete development of its products, obtain regulatory clearances or approvals and conduct further research and development.

Going Concern

The Company’s financial statements have been prepared and presented on a basis assuming it will continue as a going concern.  The factors below raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary from the outcome of this uncertainty. Notwithstanding the foregoing, the Company believes it has made progress in stabilizing its financial situation by execution of multiyear contracts from Konica Minolta and grants from the National Cancer Institute (“NCI”), while at the same time simplifying its capital structure and significantly reducing debt.

At December 31, 2010, the Company’s current assets exceeded current liabilities by approximately $612,000 and it had stockholders equity of approximately $1.0 million, primarily due to the conversion of the convertible notes to common shares in the amount of $9.3 million along with the proceeds from the September 2010 private placement of $3.0 million.

As of December 31, 2010, the Company was past due on payments due under its notes payable in the amount of approximately $614,000. These notes are unsecured and management is working on a payment arrangement with the holders. As at March 10, 2011, two of the four notes have been renegotiated and are now current.

During 2009, the Company issued short-term bridge notes to fund operations. On August 31, 2009, the Company converted all of these notes and an additional $1.3 million raised from new notes in 2009 into 2007 Notes (see Note 7), which were subject to automatic conversion into shares of common stock upon the reclassification of the series A convertible preferred stock into common stock and warrants to purchase common stock.

On February 26, 2010, the Company held a special meeting where the stockholders approved the amendment to the Company’s certificate of incorporation to reclassify the series A convertible preferred stock into common stock and warrants to purchase shares of common stock, and therefore the 2007 Notes were converted into an aggregate of 13,985,197 shares of common stock (see Note 7).

On September 10, 2010, the Company completed a private placement of 3,771,605 shares of common stock at a purchase price of $0.81 per share, pursuant to which it raised approximately $3.1 million. For each share of common stock issued, subscribers received warrants exercisable for the purchase of 1/10 of one share of common stock (in the aggregate, 377,161 shares) at an exercise price of $1.01 per share. The warrants have a five-year term.

 In a letter from the U.S. Treasury Department dated October 29, 2010, the Company was notified that it was awarded a cash grant of $244,479 under the federal Qualifying Therapeutic Discovery Project program for 2009. This amount was received in the fourth quarter of 2010.

The Company’s capital-raising efforts are ongoing. If sufficient capital cannot be raised during the fourth quarter of 2011, the Company has plans to curtail operations by reducing discretionary spending and staffing levels, and attempting to operate by only pursuing activities for which it has external financial support, such as under the Konica Minolta development agreement (see below) and additional NCI or other grant funding. However, there can be no assurance that such external financial support will be sufficient to maintain even limited operations or that the Company will be able to raise additional funds on acceptable terms, or at all. In such a case, the Company might be required to enter into unfavorable agreements or, if that is not possible, be unable to continue operations, and to the extent practicable, liquidate and/or file for bankruptcy protection.

The Company anticipates receiving approximately $2.5 million from Konica Minolta in 2011, as well as additional federal grants, which could bring in an additional $750,000. It also has 28.9 million warrants to purchase shares of its common stock outstanding with exercise prices of $0.65 per share. So far in 2011, warrant exercises have generated approximately $179,000 and would generate a total of approximately $18.8 million in cash, assuming full exercise. Management intends to obtain additional funds through debt or equity financings and collaborative partnerships. Management believes that such financing, along with funds from government contracts and grants, including matching-grant funding, if available, and other strategic partnerships will be sufficient to support planned operations through the fourth quarter of 2011. Assuming we receive FDA approval for our Light Touch cervical cancer detection device in 2011, the Company currently anticipates a late 2011 or early 2012 product launch.

Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Significant Accounting Policies

2.   SIGNIFICANT ACCOUNTING POLICIES

The Company’s significant accounting policies were set forth in the audited financial statements and notes thereto for the year ended December 31, 2010 included in its annual report on Form 10-K, filed with the Securities and Exchange Commission (“SEC”).

Accounting Standards Updates

Newly effective accounting standards updates and those not effective until after September 30, 2011, are not expected to have a significant effect on the Company’s financial position or results of operations.

Accounts Receivable

Two of the Company’s grantors make up 96% of the outstanding accounts receivable at September 30, 2011. Balance from these grantors total $121,331.

The majority of the Company’s accounts receivable, as of September 30, 2011, is from the National Cancer Institute. The Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company reviews all outstanding accounts receivable for collectability on a quarterly basis. An allowance for doubtful accounts is recorded for any amounts deemed uncollectable.

Deferred Revenue

The Company defers recognition of revenue received pursuant to certain contracts and instead recognizes the revenue on a straight line basis, over the terms of the contracts.

Other Income

Other income consists of a contract with Konica Minolta of approximately $10,000 per month for reimbursement of contractual expenses. The related expenses are netted against the reimbursement and the differential is booked as other income, as well as miscellaneous income. For the nine months ended September 30, 2011, such other income totaled approximately $53,000.

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant areas where estimates are used include the allowance for doubtful accounts, inventory valuation and input variables for Black-Scholes calculations.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Guided Therapeutics and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be a cash equivalent.

Property and Equipment

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over estimated useful lives of three to seven years. Depreciation expense is included in general and administrative expense on the statement of operations. Expenditures for repairs and maintenance are expensed as incurred. Property and equipment are summarized as follows at December 31, 2010 and 2009 (in thousands):

	Year Ended December 31,
	2010	2009
Equipment	$1,426	$1,402
Furniture and fixtures	500	483
	1,926	1,885
Less accumulated depreciation	(1,889)	(1,881)
Total	$37	$4

Patent Costs (Principally Legal Fees)

Costs incurred in filing, prosecuting, and maintaining patents are expensed as incurred. Such costs aggregated approximately $41,000 and $27,000 in 2010 and 2009, respectively.

 Accounts Receivable

The majority of the Company’s receivables in 2010 and 2009 were from NCI. The Company performs periodic credit evaluations of its customer’s financial condition and generally does not require collateral. The Company reviews all outstanding accounts receivable for collectability on a quarterly basis. An allowance for doubtful accounts is recorded for any amounts deemed uncollectable. The Company does not accrue interest receivable on past due accounts receivables.

Capitalized Costs of Internally Developed Software

Costs of internally developed software are capitalized during the development stage of the software. The cost will be transferred to property and equipment and will be depreciated over the expected life of the software which is estimated to be three years once the software becomes functional. At this time none of the software is functional and there has not been any depreciation recognized in association with the software.

The Company capitalized software costs of $186,000 and $90,000 for the years ended December 31, 2010 and 2009, respectively.

Accrued Liabilities

Accrued liabilities are summarized as follows at December 31, 2010 and 2009 (in thousands):

	As of December 31,
	2010	2009
Accrued compensation	$632	$633
Accrued professional fees	143	144
Accrued rent	36	12
Other accrued expenses	74	42
Total	$885	$831

Revenue Recognition

The Company recognizes revenue from contracts on a straight line basis, over the terms of the contract. The Company recognizes revenue from grants based on the grant agreement, at the time the expenses are incurred.

In 2010 and 2009, the majority of the Company’s revenues were from the Konica Minolta and NCI.

Research and Development

Research and development expenses consist of expenditures for research conducted by the Company and payments made under contracts with consultants or other outside parties and costs associated with internal and contracted clinical trials. All research and development costs are expensed as incurred.

Income Taxes

The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Management provides valuation allowances against the deferred tax assets for amounts that are not considered more likely than not to be realized.

Uncertain Tax Positions

Effective January 1, 2007 the Company adopted ASC guidance regarding accounting for uncertainty in income taxes. This guidance clarifies the accounting for income taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being recognized in the financial statements and applies to all income tax positions.  Each income tax position is assessed using a two step process.  A determination is first made as to whether it is more likely than not that the income tax position will be sustained, based upon technical merits, upon examination by the taxing authorities.  If the income tax position is expected to meet the more likely than not criteria, the benefit recorded in the financial statements equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement.  At December 31, 2010, there were no uncertain tax positions that require accrual.

The Company is current with its federal and applicable state tax returns filings. Although we have been experiencing recurring losses, we are obligated to file tax returns for compliance with Internal Revenue Service (“IRS”) regulations and that of applicable state jurisdictions. As of December 31, 2010, the Company has approximately $62 million of net operating loss eligible to be carried forward for tax purposes at federal and applicable states level.

None of the Company’s federal or state income tax returns are currently under examination by the “IRS” or state authorities.  However, fiscal years 2007 and later remain subject to examination by the IRS and respective states.

Stock Based Compensation

The Company records compensation expense related to options granted to non-employees based on the fair value of the award.

Compensation cost is recorded as earned for all unvested stock options outstanding at the beginning of the first year based upon the grant date fair value estimates, and for compensation cost for all share-based payments granted or modified subsequently based on fair value estimates.

For the years ended December 31, 2010 and 2009, share-based compensation for options attributable to employees and officers were approximately $850,000 and $160,000, respectively. These amounts have been included in the Company’s statements of operations. Compensation costs for stock options which vest over time are recognized over the vesting period. As of December 31, 2010, the Company had approximately $48,000 of unrecognized compensation cost related to granted stock options to be recognized over the remaining vesting period of approximately four years.

Stock Based Compensation	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Stock Based Compensation

3.    STOCK-BASED COMPENSATION

The Company records compensation expense related to options granted to employees and non-employees based on the fair value of the award.

Compensation cost is recorded as earned for all unvested stock options outstanding at the beginning of the first year based upon the grant date fair value estimates, and for compensation cost for all share-based payments granted or modified subsequently, based on fair value estimates.

As of September 30, 2011, stock-based compensation for options attributable to employees, officers and directors was approximately $71,000 and has been included in the Company's statement of operations.  Compensation costs for stock options, which vest over time, are recognized over the vesting period. As of September 30, 2011, the Company had approximately $408,000 of unrecognized compensation cost related to granted stock options, to be recognized over the remaining vesting period of approximately three years.

The Company has a 1995 stock option plan (the “Plan”) approved by its stockholders for officers, directors and key employees of the Company and consultants to the Company.  Participants are eligible to receive incentive and/or nonqualified stock options.  The aggregate number of shares that may be granted under the Plan is 8,255,219 shares.  The Plan is administered by the compensation committee of the board of directors.  The selection of participants, grant of options, determination of price and other conditions relating to the exercise of options are determined by the compensation committee of the board of directors and administered in accordance with the Plan.

Both incentive stock options and non-qualified options granted to employees, officers and directors under the Plan are exercisable for a period of up to 10 years from the date of grant, at an exercise price that is not less than the fair market value of the common stock on the date of the grant.  The options typically vest in installments of 1/48 of the options outstanding every month.

A summary of the Company’s activity under the Plan as of September 30, 2011 and changes during the nine months then ended is as follows:

	Shares	Weighted average exercise price	Weighted average remaining contractual (years)	Aggregate intrinsic value (thousands)
Outstanding, January 1, 2011	5,738,167	$0.41
Granted	457,000	$0.99
Exercised / Expired	(954,500)	$0.08
Outstanding, September 30, 2011	5,240,667	$0.53	7.05	$1,253

Vested and exercisable, September 30, 2011	4,328,854	$0.44	6.59	$1,431

The Company estimates the fair value of stock options using a Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the expected term, expected volatility of the Company’s stock, the risk free interest rate, option forfeiture rates, and dividends, if any. The expected term of the options is based upon the historical term until exercise or expiration of all granted options. The expected volatility is derived from the historical volatility of the Company’s stock on the U.S. Over the Counter market for a period that matches the expected term of the option. The risk-free interest rate is the constant maturity rate published by the U.S. Federal Reserve Board that corresponds to the expected term of the option.

Litigation And Claims	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Litigation And Claims

4.     LITIGATION AND CLAIMS

As previously reported, in October 2010, the Company received a letter from an attorney representing Dolores M. Maloof and James E. Funderburke, two stockholders of the Company (together, the “Claimants”), asserting, among other things, that an August 2005 Warrant Agreement entered into by the Company and the Claimants (the “2005 Agreement”) had been modified by a subsequent agreement. While the Company disputed the Claimants’ assertion that an agreement modifying the 2005 Agreement had been reached, the Company determined to negotiate with the Claimants with the goal of terminating the 2005 Agreement and the rights granted thereunder to the Claimants. The 2005 Agreement, among other terms, provided for the Company to pay to the Claimants 7.5% of all net proceeds from any license or sale of the Company’s cervical cancer detection technology, without limitation.

Upon completion of negotiations with the Claimants, the Company entered into an Agreement and Release, on August 30, 2011 (the “Agreement”), by which the Claimants agreed to terminate all of their rights under the 2005 Agreement and release all claims. Accordingly, under the Agreement, the 2005 Agreement and all rights of the Claimants thereunder, including the right to receive 7.5% of proceeds from the sale or license of the Company’s cervical cancer technology, were canceled. In exchange, the Company agreed to issue warrants to the Claimants to purchase an aggregate of 2.6 million shares of the Company’s common stock at an exercise price of $0.01 per share (the “Warrants”), to pay certain royalties related to the sale of disposables in conjunction with the Company’s cervical cancer detection technology and to make certain additional payments related to non-ordinary course asset sales or a sale of the Company by merger, with such royalties and related payments subject to certain “caps” limiting their amounts.

The Warrants were issued in September 2011, are immediately exercisable and will expire on March 1, 2013. The shares underlying the Warrants are subject to a Registration Rights Agreement, dated August 30, 2011 (the “Registration Rights Agreement”), which obligates the Company, within 60 days, to register the shares issuable upon exercise of the Warrants for resale by the Claimants under the Securities Act of 1933, as amended. The royalties payable pursuant to the Agreement to the Claimants consist of a 2% royalty on gross revenues generated from the sale of disposables (only) used in conjunction with the Company’s cervical cancer detection technology. The cumulative royalty payable is capped at $7.2 million, and may not, together with the additional payments due in conjunction with certain non-ordinary course disposition of assets or a merger of the Company, exceed $12 million. The royalties are payable until the earlier of the sale of the Company by merger and the sale or exclusive license of all or substantially all of the Company’s cervical cancer detection technology. The Agreement further provides that, in the event of one or more non-ordinary course asset sales by the Company, or a sale of the Company by merger, the Claimants will be entitled to an aggregate of 3% of the proceeds therefrom (net of any direct and customary transaction expenses), provided that the aggregate payment due under this provision is capped at the lesser of $9.5 million and the amount by which $12.0 million exceeds the cumulative amount of all payments previously paid to the Claimants in royalties or by reason of prior non-ordinary course asset sales.

As of September 30, 2011, the Company had issued the 2.6 million warrants and recorded approximately $2.3 million of warrant expenses relating to the settlement. These warrants are included in other current liabilities on the balance sheet.

 Financial Instruments

As required by ASC 820-10, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. At September 30, 2011, the fair value of our liabilities that were accounted for at fair value on a recurring basis was approximately $2,250,215.

Fair Value Measurements

ASC 820-10 classifies the inputs used to measure fair value into the following hierarchy:

Level	1 – Unadjusted Hquoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level	2 - Quoted prices iHn markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the assets or liabilities; and

Level	3 - Prices or valuaHtion techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The fair value of the liabilities for net cash warrants were determined on the issuance date, based upon the average of the bid and ask price of the common stock on the OTCQB quotation system on that date. These liabilities were determined to be Level 2 items.

In addition, from time to time, the Company may be involved in various other legal proceedings and claims arising in the ordinary course of business. Management believes that the disposition of these additional matters which may occur, individually or in the aggregate, is not expected to have a material adverse effect on the Company’s financial condition. However, depending on the amount and timing of such disposition, an unfavorable resolution of some or all of these matters could materially affect the future results of operations or cash flows in a particular period.

Stockholders Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Stockholders Equity

5.     STOCKHOLDERS' EQUITY

Common Stock

The Company has authorized 100 million shares of common stock with $0.001 par value, 48,861,185 of which were outstanding as of September 30, 2011.

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock with a $.001 par value. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions.

Redeemable Convertible Preferred Stock

The board of directors designated 525,000 shares of the preferred stock as redeemable convertible preferred stock, none of which remain outstanding.

Series A Convertible Preferred Stock

In 2004, the board of directors designated 242,576 shares of the preferred stock as series A convertible preferred stock. On February 26, 2010, the Company’s certificate of incorporation was amended to reclassify the series A convertible preferred stock into common stock and warrants to purchase shares of common stock, and therefore all of the then-outstanding 242,576 shares of series A convertible preferred stock and accrued dividends were reclassified into 8,084,139 shares of common stock and warrants to purchase an additional 2,799,327 shares of common stock.

On the date of issuance, the warrants were recorded at their fair value as determined using the Black-Scholes valuation model. The Company issued the warrants for the purpose of inducing reclassification of the series A preferred stock. The consideration expense associated with the warrants was treated as a preferred dividend. The dividend, which is the excess of (1) the fair value of all securities and other consideration (the warrants and common stock) transferred by the Company to the holders of the series A preferred stock over (2) the fair value of securities issuable pursuant to the original conversion terms (the common stock), has been subtracted from net income to arrive at net income available to common stockholders in the calculation of earnings per share in the first quarter of 2010. Since the series A preferred stockholders received the same number of shares of common stock in the reclassification into which the series A preferred stock were contractually convertible, the excess value was attributed solely to the warrants.

In accordance with the loan agreement governing the then-outstanding outstanding notes first issued in 2007 (the “2007 Notes”), and as a result of the reclassification of the series A preferred stock, on February 26, 2010, the then-outstanding 2007 Notes were converted into 14 million shares of common stock.

The only cash settlements related to the conversion of the 2007 Notes were for fractional shares issued upon conversion.

Stock Options

Under the Company’s 1995 Stock Plan (the “Plan”), a total of 3,014,552 shares remained available at September 30, 2011 and 5,240,667 shares were subject to stock options outstanding as of that date, bringing the total number of shares subject to stock options outstanding and those remaining available for issue to 8,255,219 shares of common stock as of September 30, 2011.  The Plan allows the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options is determined by the Company’s board of directors, but incentive stock options must be granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant.

In January 2002, the Company assumed the Sterling Medivations 2000 Stock Option Plan, which authorizes the issuance of up to 93,765 shares of the Company’s common stock.  No options have been issued under this plan.

The following table sets forth or the range of exercise prices, number of shares issuable upon exercise, weighted average exercise price, and remaining contractual lives by groups of similar price as of September 30, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life (years)	Number of Shares	Weighted Average Price
$ 0.00 - $ 0.26	855,500	$ 0.25	5.15	830,500	$ 0.25
$ 0.30 - $ 0.33	2,158,500	$ 0.32	6.78	2,123,979	$ 0.32
$ 0.34 - $ 1.00	1,877,667	$ 0.62	8.37	1,225,959	$ 0.46
$ 1.10 - $ 4.46	284,000	$ 1.37	7.65	83,416	$ 1.46
$ 5.00 - $ 9.00	65,000	$ 5.25	0.40	65,000	$ 5.25
Total	5,240,667	$ 0.53	7.05	4,328,854	$ 0.44

Warrants

The Company has the following shares reserved for the warrants outstanding as of September 30, 2011:

Warrants (Underlying Shares)		Exercise Price	Expiration Date
28,897,934	(1)	$0.65	03/01/2013
121,980	(2)	$0.005	03/11/2013
377,16,1	(3)	$1.01	09/10/2015
2,560,000	(4)	$0.01	03/01/2013
31,957,075

(1)     Consists of outstanding warrants issued in connection with various financings, but amended or originally issued on February 26, 2010 to expire on March 1, 2013During the nine months ended September 30, 2011, 275,172 shares of warrants were exercised and 940,556 warrants were exercised since February 26, 2010.

(2)     Consists of warrants to purchase common stock at a purchase price of $0.005 per share, issued in conjunction with a consulting agreement entered into on August 26, 2009. These warrants were issued to expire on March 1, 2013.

(3)     Consists of outstanding warrants issued in conjunction with a private placement on September 10, 2010.

(4)     Consists of warrants to purchase common stock at a purchase price of $0.01 per share issued in conjunction with the settlement of a claim. (See Note 4)

In connection with a certain financing, which became due and payable as of January 30, 2004, and under an agreement dated February 6, 2004, the Company agreed to cause its subsidiary, InterScan, to issue to the lenders party to the agreement, warrants exercisable for the number of shares of common stock of InterScan equal to 5% of all shares of common stock of InterScan as of and after the issuance of InterScan securities in an InterScan financing, as defined in the agreement.  The exercise price per share of common stock of InterScan will equal 5% of the per share purchase price paid by the purchasers in such InterScan financing.  As of September 30, 2011, no such InterScan financing had occurred.

3. Stockholders’ Equity (Deficit)

Common Stock

The Company has authorized 100 million shares of common stock with $0.001 par value, 47,299,617 of which were issued and outstanding as of December 31, 2010.

On September 10, 2010, the Company completed a private placement of 3,771,605 shares of common stock at a purchase price of $0.81 per share, pursuant to which the Company raised approximately $3.1 million. For each share of common stock issued, subscribers received warrants exercisable for the purchase of 1/10 of one share of common stock (in the aggregate, 377,161 shares) at an exercise price of $1.01 per share. The warrants have a five-year term.

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock with a $.001 par value, none of which were issued or outstanding as of December 31, 2010. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions.

    Redeemable Convertible Preferred Stock

The board of directors designated 525,000 shares of the preferred stock as redeemable convertible preferred stock, none of which remain outstanding.

  Series A Convertible Preferred Stock

In 2004, the board of directors designated 242,576 shares of the preferred stock as series A convertible preferred stock. On February 26, 2010, the Company’s certificate of incorporation was amended to reclassify the series A convertible preferred stock into common stock and warrants to purchase shares of common stock, and therefore all of the then-outstanding 242,576 shares of series A convertible preferred stock and accrued dividends were reclassified into 8,084,139 shares of common stock and warrants to purchase an additional 2,799,327 shares of common stock.

On the date of issuance, the warrants were recorded at their fair value as determined using the Black-Scholes valuation model. The Company issued the warrants for the purpose of inducing conversion, or “reclassification,” of the series A preferred stock into common stock. The consideration expense associated with the warrants was treated as a preferred dividend. The dividend, which is the excess of (1) the fair value of all securities and other consideration (the warrants and common stock) transferred by the Company to the holders of the series A preferred stock over (2) the fair value of securities issuable pursuant to the original conversion terms (the common stock), has been subtracted from net income to arrive at net income available to common stockholders in the calculation of earnings per share in the first quarter of 2010. Since the series A preferred stockholders received the same number of shares of common stock in the reclassification into which the series A preferred stock were contractually convertible, the excess value was attributed solely to the warrants.

In accordance with the loan agreement governing the then-outstanding outstanding notes first issued in 2007 (the “2007 Notes”), and as a result of the reclassification of the series A preferred stock, on February 26, 2010, the then-outstanding 2007 Notes were converted into 14 million shares of common stock.

The only cash settlements related to the conversion of the 2007 Notes were for fractional shares issued upon conversion.

Stock Options

Under the Company’s 1995 Stock Plan (the “Plan”), a total of 2,517,052 shares remained available at December 31, 2010 and 5,738,167 shares were subject to stock options outstanding as of that date, bringing the total number of shares subject to stock options outstanding and those remaining available for issue to 8,255,219 shares of common stock as of December 31, 2010. The Plan allows the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options is determined by the Company’s board of directors, but incentive stock options must be granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant.

The fair value of stock options granted in 2010 and 2009 were estimated using the Black-Scholes option pricing model. A summary of the assumptions used in determining the fair value of options follows:

	2010	2009
Expected volatility	125%	151%
Expected option life in years	10.0	10.0
Expected dividend yield	0.0%	0.0%
Risk-free interest rate	1.50%	2.24%
Weighted average fair value per option at grant date	$0.98	$0.38

Application of the Black-Scholes option pricing model involves assumptions that are judgmental and affect compensation expense. Historical information is the primary basis for the selection of expected volatility, expected option life and expected dividend yield. Expected volatility is based on the most recent historical period equal to the expected life of the option. The risk-free interest rate is based on yields of U.S. Treasury zero-coupon issues with a term equal to the expected life of the option on the date the stock options were granted.

Stock option activity for each of the two years ended December 31 is as follows:

	2010		2009
		Weighted Average Exercise		Weighted Average Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	5,480,076	$0.38	4,306,500	$0.47
Options granted	632,667	$1.02	1,222,576	$0.31
Options exercised	(223,576)	$0.03	—	—
Options expired/forfeited	(151,000)	$3.59	(49,000)	$7.63
Outstanding at end of year	5,738,167	$0.41	5,480,076	$0.38
Options vested and exercisable at year-end	4,456,500		3,978,125	$0.37
Options available for grant at year-end	2,517,052		975,143
Aggregate intrinsic value – options exercised	$172,073		$—
Aggregate intrinsic value – options outstanding	$2,229,563		$4,492,517
Aggregate intrinsic value – options vested and exercisable	$1,860,362		$2,987,307

The Company estimates the fair value of stock options using a Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the expected term, expected volatility of the Company’s stock, the risk free interest rate, option forfeiture rates, and dividends, if any. The expected term of the options is based upon the historical term until exercise or expiration of all granted options. The expected volatility is derived from the historical volatility of the Company’s stock on the OTCQB market for a period that matches the expected term of the option. The risk-free interest rate is the constant maturity rate published by the U.S. Federal Reserve Board that corresponds to the expected term of the option.

In January 2002, the Company assumed the Sterling Medivations 2000 Stock Option Plan, which authorizes the issuance of up to 93,765 shares of the Company’s common stock. No options have been exercised under this plan. At December 31, 2010, options exercisable for 6,090 shares were outstanding under this plan.

Warrants

The Company has the following shares of common stock reserved for the warrants outstanding as of December 31, 2010:

Warrants (Underlying Shares)		Exercise Price	Expiration Date
29,167,565	(1)	0.65	03/01/2013
151,905	(2)	0.005	08/25/2014
377,161	(3)	1.01	09/10/2015
29,696,631

(1) Consists of outstanding warrants issued in connection with various financings, but amended or originally issued on February 26, 2010 to expire on March 1, 2013. Shares underlying these warrants have been registered for resale with the SEC on October 5, 2010. During the year ended December 31, 2010, 665,384 shares of warrants were exercised.

(2)           Consists of outstanding warrants issued in conjunction with a consulting agreement dated August 26, 2009.

(3)           Consists of outstanding warrants issued in conjunction with a private placement on September 10, 2010.

In connection with certain financing, which became due and payable as of January 30, 2004, and under an agreement dated February 6, 2004, the Company agreed to cause its subsidiary, InterScan, to issue to the lenders party to the agreement, InterScan warrants exercisable for the number of shares of common stock of InterScan equal to 5% of all shares of common stock of InterScan as of and after the issuance of InterScan securities in an InterScan financing, as defined in the agreement. The exercise price per share of common stock of InterScan will equal 5% of the per share purchase price paid by the Purchasers in such InterScan financing. As of December 31, 2009, no such InterScan financing had occurred.

Income Taxes	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Income Taxes

4. Income Taxes

The Company has incurred net operating losses (“NOLs”) since inception. As of December 31, 2010, the Company had NOL carryforwards available through 2029, of approximately $72.0 million available to offset its future income tax liability. The NOL carryforwards began to expire in 2008. The Company has recorded a valuation allowance for all NOL carryforwards and all deferred tax assets. Utilization of existing NOL carryforwards may be limited in future years based on significant ownership changes. The Company is in the process of analyzing its NOLs and has not determined if it has had any change of control issues that could limit the future use of NOL.

Components of deferred taxes are as follows at December 31 (in thousands):

	2010	2009
Deferred tax assets:
Net operating loss carryforwards	$23,651	$22,218
Deferred tax liabilities:
Intangible assets and other	980	924
	24,631	23,142
Valuation allowance	(24,631)	(23,142)
	$0	$0

The following is a summary of the items that caused recorded income taxes to differ from taxes computed using the statutory federal income tax rate for the years ended December 31:

	2010	2009
Statutory federal tax rate	34%	34%
State taxes, net of federal benefit	4	4
Nondeductible expenses	—	—
Valuation allowance	(38)	(38)
	0%	0%

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Commitments and Contingencies

5. Commitments and Contingencies

Operating Leases

Future minimum rental payments at December 31, 2010 under non-cancellable operating leases for office space that expires in 2017 and equipment that expires in 2012 are as follows (in thousands):

Year	Amount
2011	$149
2012	$193
2013	$185
2014	$189
2015	$194
2016 and thereafter	$299
Total	$1,209

Rental expense was approximately $179,000 and $264,000 in 2010 and 2009, respectively.

Litigation and Claims

In October 2010, the Company received a letter from an attorney representing two stockholders (one of whom, Dolores Maloof, is a significant stockholder) (the “Claimants”), asserting claims for breach of contract and fraud in connection with transactions and occurrences in 2005 and 2009. The letter concerns a Warrant Agreement entered into by the Company and the Claimants in August 2005. Pursuant to the Warrant Agreement, if certain initial financing were to be obtained for the Company’s wholly owned subsidiary, InterScan (formerly named Guided Therapeutics, Inc.), the Claimants would receive warrants to purchase an aggregate number of shares of InterScan common stock equal to 7.5% of the outstanding InterScan common stock as of the closing of the such InterScan financing. The Warrant Agreement further provides that if, prior to such financing, the Company were to license or sell its cervical cancer detection technology, the Company would remit to the Claimants an aggregate of 7.5% of the net proceeds of such license or sale. The Claimants, through their attorney, allege that the warrants are now issuable to them under the terms of the Warrant Agreement. In that regard, the Claimants have alleged that the name change by the Company from SpectRx, Inc. to Guided Therapeutics, Inc., which occurred in 2008, coupled with subsequent financings, supports their claim. In the alternative, the Claimants assert that the Warrant Agreement was modified by an agreement with the Company in 2009, and under such modification they are entitled to warrants to purchase 2.6 million shares of common stock of the Company at a nominal exercise price, a 2% royalty on certain future product sales, and 3% of any proceeds should the Company be sold. The Company in a letter issued by its attorneys on November 5, 2010, has responded to the Claimants’ demands, denying the validity of each. The Company’s response states that the closing of a financing of InterScan was a condition precedent under the express terms of the Warrant Agreement to the issuance of the warrants that the Claimants allege are owed them and that such financing has never occurred. Further, the Company denies that any agreement to modify the Warrant Agreement was ever made as the Claimants assert, and also denies that any wrongdoing was committed in connection with the change of the Company’s name. Although no lawsuit has been filed by Claimants, the Claimants have stated an intention to file suit if a settlement cannot be reached. Although the Company has denied the validity of these claims, there is no guarantee that the Company’s defense would succeed if it is sued, and the Company may be have to pay damages awards or otherwise may enter into settlement arrangements in connection with these claims.

In addition, from time to time, the Company may be involved in various other legal proceedings and claims arising in the ordinary course of business. The disposition of these additional matters, which may occur, individually or in the aggregate, is not expected to have a material adverse effect on the Company’s financial condition. However, depending on the amount and timing of such disposition, an unfavorable resolution of some or all of these matters could materially affect the future results of operations or cash flows in a particular period.

As of December 31, 2010, there was no accrual recorded for any potential losses related to pending litigation.

Contracts

On April 30, 2009, the Company entered into a one year agreement for $750,000 with Konica Minolta to co-develop non-invasive cancer detection products. The Company received $500,000 on May 15, 2009 and the remaining balance of $250,000 was paid on October 29, 2009. The new development agreement follows two years of collaborative preparations to identify large market opportunities that would benefit from the Company’s proprietary technology. The new products, for the detection of lung and esophageal cancer, are based on the Company’s LightTouch non-invasive cervical cancer detection technology, which is undergoing the FDA’s premarket approval process.

On April 28, 2010, the Company entered into a one year agreement for $750,000 with Konica Minolta to co-develop non-invasive cancer detection products. The Company received $500,000 on April 30, 2010, $200,000 in October 2010 and the remaining balance of $50,000 is payable in April 2011. The new development agreement follows two years of collaborative preparations to identify large market opportunities that would benefit from the Company’s proprietary technology. The new products, for the detection of lung and esophageal cancer, are based on the Company’s LightTouch non-invasive cervical cancer detection technology, which is undergoing the FDA’s premarket approval process. In addition, on January 28, 2010, the Company executed a new agreement with Konica Minolta for development of LightTouch prototype devices specifically for the esophageal cancer detection application. In this agreement, Konica Minolta has agreed to pay an additional approximately $1.6 million during 2010 for technical, regulatory and clinical development of prototype devices for esophageal cancer detection. As of December 31, 2010, the Company has been paid in full.

License and Technology Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
License and Technology Agreements

6. License and Technology Agreements

As part of the Company’s efforts to conduct research and development activities and to commercialize potential products, the Company, from time to time, enters into agreements with certain organizations and individuals that further those efforts but also obligate the Company to make future minimum payments or to remit royalties ranging from 1% to 3% of revenue from the sale of commercial products developed from the research. The Company generally is required to make minimum royalty payments for the exclusive license to develop certain technology.

Loss Per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Loss Per Common Share

6.     LOSS PER COMMON SHARE

Basic and diluted net loss per share attributable to common stockholders amounts are computed by dividing the net loss plus preferred stock dividends and deemed dividends by the weighted average number of common shares outstanding during the period.

10. Loss Per Common Share

Basic net loss per share attributable to common stockholders amounts are computed by dividing the net loss plus preferred stock dividends and deemed dividends by the weighted average number of shares outstanding during the period.

Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Notes Payable

7.     NOTES PAYABLE

Short Term Debt

The Company has a straight-line amortizing bank loan with a principal and interest payment of $2,220 per month. The loan originated on April 1, 2010 as a thirty-six month, 7.5 percent loan. As of September 30, 2011, a balance of approximately $36,000 was outstanding, approximately $25,000 of which is classified as current loan payable and approximately $11,000 as long-term loan payable.

Notes Payable – Past Due

At September 30, 2011, the Company was past due on two short term notes totaling approximately $353,000 of principal and accrued interest.

7. Notes Payable

On February 26, 2010, the Company held a special meeting of stockholders to approve an amendment to the Company’s certificate of incorporation to reclassify the series A convertible preferred stock into common stock and warrants to purchase shares of common stock. As a result, all 242,576 outstanding shares of series A convertible preferred stock and accrued dividends were reclassified into 8,084,139 shares of common stock and warrants to purchase an additional 2,799,327 shares of common stock. Upon this reclassification, the approximately $9.1 million in outstanding 2007 Notes was automatically converted into 14.0 million shares of common stock.

Historical Details of the 2007 Convertible Notes

On March 12, 2007, the Company completed a restructuring of its then-existing indebtedness by entering into a loan agreement with existing and new creditors.  Pursuant to the loan agreement, the Company’s then-existing indebtedness was restructured and consolidated into the 2007 Notes.  The aggregate principal amount of the originally issued 2007 Notes was approximately $4.8 million and was due on March 1, 2010. The originally issued 2007 Notes were convertible into common stock at $0.65 per share, or 7,285,061 shares of common stock, and were issued with approximately 7.2 million warrants, exercisable immediately at $0.78 per share for the Company’s common stock. Additionally, accrued interest on the 2007 Notes was convertible into shares of the Company’s common stock, on the same terms. In addition, the Company issued 661,000 warrants at an exercise price of $0.78 to the placement agent and others in conjunction with the original issuance of the 2007 Notes, as well as a warrant to purchase 15,000 shares of common stock at $0.78, as part of interest expense to a non-converting bridge note holder.

Of the proceeds from the original issuance of the 2007 Notes, approximately $1.9 million was used to convert debt from the previous loans into 2007 Notes, and approximately $1.2 million was used to retire debt from the previous loans.

The issuance of the 2007 Notes and the warrants changed the conversion price of the Company’s series A convertible preferred stock from $1.50 to $0.65, the exercise price of certain of the Company’s warrants from $2.25 to $0.81 and the exercise price of certain of the Company’s warrants issued in August 2005 from $1.50 to $0.65 (see Note 3). The re-pricing of the series A convertible preferred stock and the associated warrants triggered a deemed dividend in 2007 of approximately $3.8 million in total.  The deemed dividend has no net effect on stockholders’ equity.

In March and April 2008, the Company issued four short-term unsecured promissory notes to its directors in the amounts of $10,000 each.  This financing was to provide working capital for the Company. The notes were non-interest bearing, matured sixty days from funding and were considered past due. However, on December 1, 2008 these notes were surrendered in exchange for new convertible notes, and on August 31, 2009, the Company converted all of those notes into 2007 Notes.

On April 10, 2008, the Company issued a new short-term unsecured promissory note to one of the Company’s stockholders, Dolores Maloof, in the amount of $400,000. The note matured on July 10, 2008, with an interest rate of 13%, and contained an obligation to issue a total of 400,000 warrants to purchase shares of the Company’s common stock at $0.65 per share.  Under the agreement governing the note, the note was past due; however, on December 1, 2008 the note was surrendered in exchange for a new note, and on August 31, 2009, the Company converted this note into a 2007 Note.

Between May 23 and July 7, 2008, the Company received a total of $625,000, as part of a new note purchase agreement, effective July 7, 2008. The notes carried 30% warrant coverage at $0.78. However, subsequent to the third quarter of 2008, these notes were surrendered in exchange for new convertible notes, and on August 31, 2009, the Company converted all of those notes into 2007 Notes.

On December 1, 2008, the Company entered into a note purchase agreement with 29 existing and new lenders pursuant to which the Company issued approximately $2.3 million in aggregate principal amount of 15% subordinated secured convertible notes due December 1, 2011 and warrants exercisable for 11,558,878 shares of the Company’s common stock.  Approximately $1.3 million of the proceeds from this agreement was used to convert existing debt into 2008 notes, including conversion of an unsecured note issued to Dolores Maloof on April 10, 2008 in the aggregate principal amount of $400,000, plus interest, as well as notes issued under the note purchase agreement, dated between May 23 and July 7, 2008, in aggregate principal amount of $625,000, plus interest, held by John E. Imhoff and eleven other designated investors. The remaining funds were used in product development, working capital and other corporate purposes. At December 31, 2009, one investor has a subscription agreement totaling $5,000 outstanding, relating to the December 1, 2008 financing. On August 31, 2009, the Company converted all of the outstanding 2008 notes into 2007 Notes.

 On April 13, 2009, the Company issued a 15% note to John E. Imhoff in the amount of $565,660 to replace the notes purchased by Dr. Imhoff that were previously issued to other investors, in the amounts of $154,403, $102,470, $158,787 and $150,000, under the same terms and conditions. In connection with Dr. Imhoff’s re-purchase of those notes, warrants to purchase 2,464,360 shares of common stock, previously issued to the selling investors, were canceled and a new warrant was issued to Dr. Imhoff.  Thereafter, three of the four selling investors kept warrants to purchase 150,000, 102,400 and 150,000 shares of common stock, respectively, under the same terms and conditions. On August 31, 2009, the Company converted Dr. Imhoff’s note into a 2007 Note.

On April 15, 2009, the Company issued a 17% unsecured note to John E. Imhoff in the amount of $35,000 to replace the notes purchased by Dr. Imhoff that were previously issued to Dolores Maloof on April 3, 2009 and William Zachary on March 26, 2009, in the amounts of $25,000 and $10,000, respectively, under the same terms and conditions. On August 31, 2009, the Company converted this note into a 2007 Note.

Additionally, the Company issued 17% unsecured notes to the following related parties on the dates indicated (see Note 8):

Noteholder	Original Loan Amount	Original Loan Date(s)	Original Loan Maturity Date	Loan Status
Ronald W. Hart	$10,000	04/10/09	10/09/09	Converted to 2007 Note
Dolores Maloof	$25,000	04/17/09	05/27/09	Converted to 2007 Note
Ronald W. Hart	$6,000	04/23/09	10/22/09	Converted to 2007 Note
John E. Imhoff	$65,000	07/07/09	01/06/10	Converted to 2007 Note

On June 19, 2009, the Company issued a 15% unsecured note in the amount of $10,000 to a new investor. On August 31, 2009, the Company converted this note and all of the outstanding notes described in the table above into 2007 Notes.

On August 31, 2009, giving effect to all of the conversions to 2007 Notes described above, the Company issued an aggregate of $3.6 million in 2007 Notes in exchange for the extinguishment of an equal amount of debt represented by the exchanged notes.  Prior to the August 31, 2009 conversions, there were approximately $4.6 million in aggregate principal amount of 2007 Notes, for which accrued interest as of August 31, 2009 was approximately $1.6 million. The Company recorded a loss from the conversion of Notes of approximately $782,000 in its statements of operations for the year then ended.

In October of 2009, the loan agreement governing the 2007 Notes was further amended to provide for automatic conversion of the 2007 Notes into a number of shares of common stock equal to the outstanding amounts being so converted divided by the then-current conversion price of $0.65, to be triggered upon a reclassification of the series A convertible preferred stock into common stock and warrants to purchase shares of common stock.

On February 26, 2010, the Company held a special meeting of stockholders to approve an amendment to the Company’s certificate of incorporation to reclassify the series A convertible preferred stock into common stock and warrants to purchase shares of common stock. As a result, all 242,576 outstanding shares of series A convertible preferred stock and accrued dividends were reclassified into 8,084,139 shares of common stock and warrants to purchase an additional 2,799,327 shares of common stock. Upon this reclassification, the $9.1 million in outstanding 2007 Notes was automatically converted into 14.0 million shares of common stock.

Loan Payable

At December 31, 2009, the Company maintained a line of credit in the amount of $75,000 with Pacific International Bank of Seattle, Washington. This line was converted to a 36 months straight-line amortizing loan on February 24, 2010, with monthly principal and interest payment of $2,333 per month. At December 31, 2010, a balance of approximately $56,000 was outstanding, approximately $25,000 of which is classified as current loan payable and approximately $31,000 as long term loan payable.

Notes Payable – Past Due

At December 31, 2010, the Company was past due on four short term notes totaling approximately $614,000 of principal and accrued interest. On February 7, 2011, the Company was successful in re-negotiating two of the four remaining past due Notes (see Note 11).

Related Party Transactions	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Related Party Transactions

8. Related Party Transactions

On April 13, 2009, the Company issued a 15% note to John E. Imhoff in the amount of $565,660 to replace the notes purchased by Dr. Imhoff that were previously issued to other investors, in the amounts of $154,403, $102,470, $158,787 and $150,000, under the same terms and conditions. In connection with Dr. Imhoff’s purchase of those notes, warrants to purchase 2,464,360 shares of common stock, previously issued to the selling investors, were canceled and a new warrant was issued to Dr. Imhoff.  Thereafter, three of the four selling investors kept warrants to purchase 150,000, 102,400 and 150,000 shares of common stock, respectively, under the same terms and conditions. On August 31, 2009, the Company converted Dr. Imhoff’s note into a 2007 Note.

On April 15, 2009, the Company issued a 17% unsecured note to John E. Imhoff, in the amount of $35,000, to replace the notes purchased by Dr. Imhoff that were previously issued to Dolores Maloof on April 3, 2009 and William Zachary on March 26, 2009, in the amounts of $25,000 and $10,000, respectively, under the same terms and conditions. On August 31, 2009, the Company converted this note into a 2007 Note.

Additionally, the Company issued 17% unsecured notes to the following persons on the dates indicated:

Noteholder	Original Loan Amount	Original Loan Date(s)	Original Loan Maturity Date	Loan Status
Ronald W. Hart	$10,000	04/10/09	10/09/09	Converted to 2007 Note
Dolores Maloof	$25,000	04/17/09	05/27/09	Converted to 2007 Note
Ronald W. Hart	$6,000	04/23/09	10/22/09	Converted to 2007 Note
John E. Imhoff	$65,000	07/07/09	01/06/10	Converted to 2007 Note

On August 31, 2009, the Company converted all of these notes into 2007 Notes. On February 26, 2010, the 2007 Notes were automatically converted into 14.0 million shares of common stock (see Note 7).

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Subsequent Events

8.     SUBSEQUENT EVENTS

On November 2, 2011 the U.S. Food and Drug Administration (FDA) informed the company that the agency is not planning a panel review to render a decision on the Premarket Approval (PMA) application of the LuViva™ Advanced Cervical Scan. The FDA acknowledged that it had previously stated that there would be a panel review, but, in a conference call with the company, said that after further review of the PMA application a review by an outside panel of experts was not needed. According to the FDA, this decision does not affect the likelihood of approval or disapproval and the PMA review is continuing. The reasons given by FDA for not requiring a panel meeting were: that the agency staff believed they understood LuViva’s technology, that they understood the clinical application and had reviewed similar devices in the past.

11. Subsequent Events

On February 7, 2011, the Board of Directors approved repayment plans for two past due notes totaling approximately $245,000 (see Note 7).

On February 25, 2011, the Company entered into a three year automobile lease with Southeast Toyota Finance for a 2011 Toyota Camry, for its only expatriate from Konica Minolta. The minimum lease obligation on the Agreement is approximately $9,317.

As of March 10, 2011, the Company has received a total of $611,362, from the exercise of outstanding warrants to purchase an aggregate of 940,556 shares of its common stock (See Note 3). The warrants were originally issued pursuant to an exemption from registration under the Securities Act in reliance upon Section 4(2) of the Securities Act as transactions by an issuer not involving a public offering, except for the issuances of warrants on February 26, 2010, which were exempt from registration under the Securities Act in reliance upon Section 3(a)(9) of the Securities Act as exchanges with existing securities holders exclusively where no commission or other remuneration was paid or given directly or indirectly for soliciting such exchanges. The cash received upon exercise of the warrants was used for general corporate purposes.

On March 28, 2011, the Company and Konica Minolta entered into a one-year Option and Development Agreement for Collaboration in the Development of Spectroscopic Technology. The effective date of this Agreement is May 1, 2011. The agreement is an extension of a similar 2009 agreement. Under the 2011 agreement, the Company will receive a total of $750,000. The first payment of $500,000 is due on or before April 29, 2011 and the final $250,000 payment is due on or before October 29, 2011.

On March 28, 2011, the Company and Konica Minolta also entered into an Assigned Task Agreement for the Development of Spectroscopy for Barrett’s Esophagus. The effective date of this Agreement is May 1, 2011. The agreement is an extension of a similar 2010 agreement. Under the 2011 agreement, the Company will receive a total of $1.72 million. The payments for this agreement are due as follows: three payments of $450,000 each, due on May 1, August 1 and November 1, 2011, and a final payment of $370,440, due on or before February 1, 2012.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Valuation and Qualifying Accounts

9. Valuation and Qualifying Accounts

Allowance for Doubtful Accounts

The Company has the following allowances for doubtful accounts (in thousands):

	Year Ended December 31,
	2010	2009
Beginning balance	$41	$25
Additions / (Adjustments)	(3)	16
	$38	$41